Cover	Aug. 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41022
Entity Registrant Name	Rigel Resource Acquisition Corp
Entity Central Index Key	0001860879
Entity Tax Identification Number	98-1594226
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7 Bryant Park
Entity Address, Address Line Two	1045 Avenue of the Americas
Entity Address, Address Line Three	Floor 25
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(646)
Local Phone Number	453-2672
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	RRAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RRAC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RRAC.WS
Security Exchange Name	NYSE